Non Current Liabilities - US Warrant Liability - Summary of Fair Value of Warrants (Detail) - US Warrants [member] - July Two Thousand Seventeen Exercise Of Warrants [member]	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2017 AUD ($) $ / shares shares	Jul. 31, 2017 AUD ($) $ / shares shares	Dec. 31, 2018	Jun. 30, 2021 AUD ($) $ / shares shares	Jun. 30, 2021 AUD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Historic volatility			58.00%	134.80%	134.80%
Exercise price	$ 2.50			$ 2.49
Share price	2.17			$ 3.87
Risk-free interest rate			1.93%	0.25%	0.25%
Dividend yield			0.00%	0.00%	0.00%
Fair value per warrant | (per share)	$ 1.0716	$ 1.3962		$ 2.6320	$ 3.5009
Fair value | $	$ 2,755,375	$ 2,755,375		$ 722,966	$ 722,966
Number of shares issued | shares	1,973,451	1,973,451		206,507	206,507